Cover	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Entity File Number	0-22140
Entity Registrant Name	PATHWARD FINANCIAL, INC.
Entity Central Index Key	0000907471
Entity Tax Identification Number	42-1406262
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5501 South Broadband Lane
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	877
Local Phone Number	497-7497
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false